DEBT AND INTEREST (Details) (USD $)			12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commercial paper count	Dec. 31, 2011 Commercial paper	Dec. 31, 2012 U.S. commercial paper program	Dec. 31, 2011 U.S. commercial paper program	Dec. 31, 2012 European commercial paper	Dec. 31, 2012 Notes payable	Dec. 31, 2011 Notes payable	Apr. 30, 2012 364 day credit facility	Dec. 31, 2011 364 day credit facility	Aug. 31, 2012 New 364 day credit facility	Dec. 31, 2011 Multi-year credit facility	Dec. 02, 2011 Multi-year credit facility	Sep. 30, 2011 Multi-year credit facility
Components of the company's debt obligations, along with applicable interest rate
Short-term debt			$ 593,700,000	$ 916,100,000				$ 44,500,000	$ 100,300,000
Long-term debt, current maturities	167,600,000	6,600,000
Short-term debt including current maturities of long-term debt	805,800,000	1,023,000,000
Average interest rate (as a percent)			0.46%	0.67%				10.04%	7.52%
Maximum borrowing capacity under the credit agreement before amendment										2,000,000,000					600,000,000
Maximum borrowing capacity under the credit agreement										1,000,000,000	2,000,000,000	500,000,000		1,500,000,000	1,500,000,000
Term of credit facility										364 days	364 days	364 days	5 years
Maximum borrowing capacity, commercial paper					2,000,000,000		200,000,000
Combined maximum borrowing capacity, commercial paper			2,000,000,000
Number of commercial paper programs			2
Outstanding U.S. commercial paper					$ 594,000,000	$ 916,000,000